Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Long-term Debt

($ millions)	2021	2020
Bank debt (1)	331.4	388.2
Senior guaranteed notes	1,638.8	1,871.4
Long-term debt	1,970.2	2,259.6
Long-term debt due within one year	278.1	221.6
Long-term debt due beyond one year	1,692.1	2,038.0
(1)The Company has London Inter-bank Offered Rate ("LIBOR") loans under its bank credit facilities. The US dollar amounts of the LIBOR loans were fixed for purposes of interest and principal repayments. At December 31, 2021, the total notional amount due upon bank debt maturity was $332.3 million (December 31, 2020 - $399.1 million). The Interest Rate Benchmark Reform Phase II amendments, effective January 1, 2021, is not expected to have a financial impact on the Company's results. Upon cessation of LIBOR rates, the Company will transition to alternative benchmark rates.
The Company's senior guaranteed notes are detailed below:

Principal ($ millions)	Coupon Rate	Hedged Equivalent (1) (Cdn$ millions)	Interest Payment Dates	Maturity Date	Financial statement carrying value
					2021	2020
Cdn$50.0	5.53%	—	October 14 and April 14	April 14, 2021	—	50.0
US$82.0	5.13%	—	October 14 and April 14	April 14, 2021	—	104.6
US$52.5	3.29%	—	December 20 and June 20	June 20, 2021	—	67.0
Cdn$25.0	4.76%	25.0	November 22 and May 22	May 22, 2022	25.0	25.0
US$200.0	4.00%	199.1	November 22 and May 22	May 22, 2022	253.1	255.1
US$61.5	4.12%	80.3	October 11 and April 11	April 11, 2023	77.8	78.4
Cdn$80.0	3.58%	80.0	October 11 and April 11	April 11, 2023	80.0	80.0
Cdn$10.0	4.11%	10.0	December 12 and June 12	June 12, 2023	10.0	10.0
US$270.0	3.78%	274.7	December 12 and June 12	June 12, 2023	341.7	344.4
Cdn$40.0	3.85%	40.0	December 20 and June 20	June 20, 2024	40.0	40.0
US$257.5	3.75%	276.4	December 20 and June 20	June 20, 2024	325.9	328.4
US$82.0	4.30%	107.0	October 11 and April 11	April 11, 2025	103.8	104.6
Cdn$65.0	3.94%	65.0	October 22 and April 22	April 22, 2025	65.0	65.0
US$230.0	4.08%	291.1	October 22 and April 22	April 22, 2025	291.1	293.4
US$20.0	4.18%	25.3	October 22 and April 22	April 22, 2027	25.4	25.5
Senior guaranteed notes		1,473.9			1,638.8	1,871.4
Senior guaranteed notes due within one year					278.1	221.6
Senior guaranteed notes due beyond one year					1,360.7	1,649.8
(1)Includes underlying derivatives which manage the Company's foreign exchange exposure on its US dollar senior guaranteed notes. The Company considers this to be the economic amount due at maturity instead of the financial statement carrying amount.